Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit
BALANCE value, at Dec. 31, 2015	$ 121,412	$ 0	$ 0	$ 0	$ 3,225,148	$ 233	$ (3,103,969)
BALANCE shares, at Dec. 31, 2015		60	8	(3)
Net income/(loss)	(198,686)						(198,686)
Issuance of common stock, value (Note 14)	14,434				14,434
Issuance of common stock, shares (Note 14)		442
Issuance of preferred stock, value (Note 14)	117,981				117,981
Issuance of preferred stock, shares (Note 14)			42
Conversion of preferred stock to common stock, amount issued (Note 14)	41				41
Conversion of preferred stock to common stock, shares issued (Note 14)		4,209
Conversion of preferred stock to common stock, shares converted (Note 14)			(13)
Exchange of Revolving Facility with preferred shares, value (Note 4)	(8,750)				(8,750)
Exchange of Revolving Facility with preferred shares, shares (Note 4)			(8)
Sale of investment in Ocean Rig (Note 4)	(343)					(343)
Other comprehensive income/(loss)	110					110
Premium paid on common control transaction	(195)				(195)
Amortization of stock based compensation (Note 15)	3,770				3,770
Dividends paid	0				7,695		(7,695)
BALANCE value, at Dec. 31, 2016	49,774	$ 0	$ 0	$ 0	3,360,124	0	(3,310,350)
BALANCE shares, at Dec. 31, 2016		4,711	29	(3)
Net income/(loss)	(42,544)						(42,544)
Issuance of common stock, value (Note 14)	742,585	$ 1,043			741,542
Issuance of common stock, shares (Note 14)		104,270,000
Stockholders contribution (Note 14)	2,805						2,805
Cancellation of treasury shares (Note 14)		(3)		3
Cancellation of Series D Preferred shares (Note 14), value	(8,750)				(8,750)
Cancellation of Series D Preferred shares (Note 14), shares			(29)
Gain from common control transaction	440				440
Other comprehensive income/(loss)	0
Premium paid on common control transaction	(29,001)				(29,001)
Amortization of stock based compensation (Note 15)	1,728				1,728
Dividends paid	(10,001)						(10,001)
BALANCE value, at Dec. 31, 2017	707,036	$ 1,043	$ 0	$ 0	4,066,083	0	(3,360,090)
BALANCE shares, at Dec. 31, 2017		104,274,708	0	0
Adoption of revenue and lease recognition accounting policy adjustment (Notes 2w, 2z)	(1,711)						(1,711)
Net income/(loss)	21,780						21,780
Gain from common control transaction	350				350
Other comprehensive income/(loss)	(39)					(39)
Amortization of stock based compensation (Note 15)	691				691
Common stock repurchase program, value (Note 14)	(85,378)			$ (85,378)
Common stock repurchase program, shares (Note 14)				(17,042,680)
Dividends paid	(5,000)						(5,000)
BALANCE value, at Dec. 31, 2018	$ 637,729	$ 1,043	$ 0	$ (85,378)	$ 4,067,124	$ (39)	$ (3,345,021)
BALANCE shares, at Dec. 31, 2018		104,274,708	0	(17,042,680)